Fair Values (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	$ 22,288,000,000	$ 19,486,000,000	$ 22,250,000,000	$ 24,893,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	8,192,000,000
Long-term debt	57,955,000,000	55,330,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	44,386,000,000	43,777,000,000
Card Member loans, net	69,184,000,000	65,977,000,000
Variable Interest Enterprise [Member]
Financial liabilities carried at other than fair value
Long-term debt	19,516,000,000	18,690,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	7,000,000,000	7,300,000,000
Carrying Value [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents		19,000,000,000
Other financial assets	48,000,000,000	48,000,000,000
Financial assets carried at other than fair value
Loans, net	70,000,000,000	67,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	61,000,000,000	60,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit		7,000,000,000
Long-term debt	58,000,000,000	55,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	22,000,000,000	19,000,000,000
Other financial assets	48,000,000,000	48,000,000,000
Financial assets carried at other than fair value
Loans, net	71,000,000,000	67,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	61,000,000,000	60,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	8,000,000,000	8,000,000,000
Long-term debt	60,000,000,000	58,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Variable Interest Enterprise [Member]
Financial liabilities carried at other than fair value
Long-term debt	19,500,000,000	18,800,000,000
Fair Values (Textuals) [Abstract]
Card Member loans, net	29,900,000,000	31,000,000,000
Level 1 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	21,000,000,000	17,000,000,000
Other financial assets	0	0
Financial assets carried at other than fair value
Loans, net	0	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0	0
Financial liabilities carried at other than fair value
Certificates of deposit	0	0
Long-term debt	0	0
Level 2 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	1,000,000,000	2,000,000,000
Other financial assets	48,000,000,000	48,000,000,000
Financial assets carried at other than fair value
Loans, net	0	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	61,000,000,000	60,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	8,000,000,000	8,000,000,000
Long-term debt	60,000,000,000	58,000,000,000
Level 3 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	0	0
Other financial assets	0	0
Financial assets carried at other than fair value
Loans, net	71,000,000,000	67,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0	0
Financial liabilities carried at other than fair value
Certificates of deposit	0	0
Long-term debt	$ 0	$ 0